Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended	132 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000019544_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® New York Municipal Income Fund
C000019544_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000019544_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,948
C000019544_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,283
C000019544_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,541
C000019544_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,483
C000019544_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,836
C000019544_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,691
C000019544_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000019544_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,592
C000019544_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,824
C000019544_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,363
C000019544_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019544_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019544_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,960
C000019544_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,327
C000019544_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,657
C000019544_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000019544_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,055
C000019544_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,835
C000019544_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,393
C000019544_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,784
C000019544_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,992
C000019544_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,499
C000019544_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000019544_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019544_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,972
C000019544_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,323
C000019544_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,660
C000019544_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,582
C000019544_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,047
C000019544_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,820
C000019544_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,435
C000019544_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,767
C000019544_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,012
C000019544_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,577
C000205010_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205010_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205010_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,260
C000205010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,172
C000205010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,527
C000205010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,381
C000205010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,877
C000205010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,291
C000205010_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,520
C000205010_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,059
C000205010_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000205010_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205010_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,263
C000205010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,200
C000205010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,610
C000205010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,398
C000205010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,972
C000205010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,349
C000205010_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,549
C000205010_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,037
C000205010_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000205010_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205010_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,244
C000205010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,130
C000205010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,577
C000205010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,358
C000205010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,989
C000205010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,308
C000205010_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,543
C000205010_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,086
C000019548_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000019548_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000019548_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,524
C000019548_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,811
C000019548_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,036
C000019548_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,901
C000019548_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,204
C000019548_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,036
C000019548_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,510
C000019548_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,878
C000019548_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,066
C000019548_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,548
C000019548_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019548_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019548_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,960
C000019548_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,327
C000019548_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,657
C000019548_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000019548_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,055
C000019548_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,835
C000019548_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,393
C000019548_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,784
C000019548_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,992
C000019548_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,499
C000019548_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000019548_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019548_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,972
C000019548_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,323
C000019548_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,660
C000019548_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,582
C000019548_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,047
C000019548_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,820
C000019548_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,435
C000019548_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,767
C000019548_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,012
C000019548_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,577
C000019549_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000019549_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019549_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,941
C000019549_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,259
C000019549_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,516
C000019549_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,441
C000019549_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,792
C000019549_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,629
C000019549_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,102
C000019549_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,512
C000019549_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,733
C000019549_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,268
C000019549_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019549_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019549_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,960
C000019549_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,327
C000019549_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,657
C000019549_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000019549_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,055
C000019549_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,835
C000019549_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,393
C000019549_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,784
C000019549_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,992
C000019549_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,499
C000019549_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000019549_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019549_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,972
C000019549_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,323
C000019549_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,660
C000019549_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,582
C000019549_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,047
C000019549_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,820
C000019549_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,435
C000019549_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,767
C000019549_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,012
C000019549_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,577
C000019547_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000019547_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019547_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,842
C000019547_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,056
C000019547_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,206
C000019547_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,994
C000019547_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,222
C000019547_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,961
C000019547_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,367
C000019547_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,649
C000019547_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,829
C000019547_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,296
C000019547_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019547_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019547_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,960
C000019547_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,327
C000019547_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,657
C000019547_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000019547_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,055
C000019547_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,835
C000019547_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,393
C000019547_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,784
C000019547_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,992
C000019547_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,499
C000019547_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000019547_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019547_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,972
C000019547_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,323
C000019547_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,660
C000019547_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,582
C000019547_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,047
C000019547_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,820
C000019547_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,435
C000019547_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,767
C000019547_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,012
C000019547_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,577
C000019545_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000019545_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000019545_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,519
C000019545_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,800
C000019545_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,020
C000019545_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,872
C000019545_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,178
C000019545_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,998
C000019545_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,475
C000019545_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,836
C000019545_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,019
C000019545_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,495
C000019545_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019545_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019545_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,960
C000019545_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,327
C000019545_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,657
C000019545_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000019545_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,055
C000019545_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,835
C000019545_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,393
C000019545_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,784
C000019545_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,992
C000019545_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,499
C000019545_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000019545_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019545_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,972
C000019545_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,323
C000019545_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,660
C000019545_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,582
C000019545_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,047
C000019545_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,820
C000019545_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,435
C000019545_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,767
C000019545_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,012
C000019545_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,577